Segment Reporting (Details) - Schedule of Revenue for Major Markets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
China [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 11,005,500	$ 18,033,220	$ 10,638,503
China [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	54.15%	67.02%	57.11%
Australia [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 1,558,935
Australia [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	7.67%
Poland [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 1,318,926	$ 1,607,394	$ 1,129,165
Poland [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	6.49%	5.97%	6.06%
U.K. [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 1,053,668	$ 879,733	$ 790,326
U.K. [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	5.18%	3.27%	4.24%
Germany [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 1,016,250	$ 1,217,732
Germany [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	5.00%	4.53%
Canada [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount		$ 971,909
Canada [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales		3.61%
France [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount			$ 1,202,988
France [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales			6.46%
Mexico [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount			$ 1,071,869
Mexico [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales			5.75%